SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Receivable Other) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Advance to supplier	$ 71	$ 128
Institutions	1,291	1,126
Chief Scientist	54	65
Fair value of derivatives	423	905
Prepaid expenses and sundry	519	886
Accounts receivable - other, total	$ 2,358	$ 3,110